Fair Value (Reconciliation Of Assets And Liabilities Measured At Fair Value On Recurring Basis Using Level 3 Inputs) (Detail) (Fair Value, Measurements, Recurring [Member], JPY ¥)
In Millions, unless otherwise specified
	6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	¥ 2,765,275		¥ 3,355,083
Total gains (losses) for the period included in earnings, Assets	688		(36,253)
Total gains (losses) for the period included in other comprehensive income, Assets	(3,471)		2,465
Purchases, Assets	409,644		531,171
Issues, Assets	(1,403)		(1,408)
Sales, Assets	(204,823)		(248,887)
Settlements, Assets	(394,691)		(490,966)
Transfer into Level 3, Assets	153,972	[1]	159,092	[1]
Transfer out of Level 3, Assets	(1,685,644)	[1]	(221,622)	[1]
Level 3 Assets, ending balance	1,039,547		3,048,675
Change in unrealized gains (losses) included in earnings for assets still held at period end	971		(32,035)
Level 3 liabilities, beginning balance	43,536		18,183
Total gains (losses) for the period included in earnings, Liabilities	(11,290)		(9,806)
Total gains (losses) for the period included in other comprehensive income, Liabilities	(3,400)		(3,576)
Purchases, Liabilities
Issues, Liabilities	410		1,620
Sales, Liabilities
Settlements, Liabilities	(9,566)		(9,856)
Transfer into Level 3, Liabilities	661	[1]	186	[1]
Transfer out of Level 3, Liabilities			(102)	[1]
Level 3 liabilities, ending balance	49,731		23,413
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	172		7,176
Trading securities, Private placement bonds issued by non-public companies, Level 3 to Level 2 transfers, amount	223,938
Securities available for sale, Private placement bonds issued by non-public companies, Level 3 to Level 2 transfers, amount	1,209,272
Other Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 liabilities, beginning balance	43,536		18,183
Total gains (losses) for the period included in earnings, Liabilities	(11,290)	[2]	(9,806)	[2]
Total gains (losses) for the period included in other comprehensive income, Liabilities	(3,400)		(3,576)
Purchases, Liabilities
Issues, Liabilities	410		1,620
Sales, Liabilities
Settlements, Liabilities	(9,566)		(9,856)
Transfer into Level 3, Liabilities	661	[1]	186	[1]
Transfer out of Level 3, Liabilities			(102)	[1]
Level 3 liabilities, ending balance	49,731		23,413
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	172	[2]	7,176	[2]
Trading Account Assets, Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	1,076,657	[3]	1,137,411	[3]
Total gains (losses) for the period included in earnings, Assets	(12,852)	[3],[4]	(46,610)	[3],[4]
Purchases, Assets	293,954	[3]	344,148	[3]
Sales, Assets	(192,767)	[3]	(231,699)	[3]
Settlements, Assets	(202,467)	[3]	(123,913)	[3]
Transfer into Level 3, Assets	31,937	[1],[3]	28,366	[1],[3]
Transfer out of Level 3, Assets	(350,391)	[1],[3]	(46,919)	[1],[3]
Level 3 Assets, ending balance	644,071	[3]	1,060,784	[3]
Change in unrealized gains (losses) included in earnings for assets still held at period end	(15,406)	[3],[4]	(37,384)	[3],[4]
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	149,731		115,557
Total gains (losses) for the period included in earnings, Assets	(403)		35
Purchases, Assets	111,905		136,428
Sales, Assets	(121,520)		(99,616)
Settlements, Assets	(18,759)		(37,304)
Transfer into Level 3, Assets	12,149	[1]	5,993	[1]
Transfer out of Level 3, Assets	(46,103)	[1]
Level 3 Assets, ending balance	87,000		121,093
Change in unrealized gains (losses) included in earnings for assets still held at period end	(2,160)		(777)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	501,895		554,364
Total gains (losses) for the period included in earnings, Assets	(2,103)		(21,480)
Purchases, Assets	39,141		62,353
Sales, Assets	(1,739)		(26,142)
Settlements, Assets	(125,625)		(44,358)
Transfer into Level 3, Assets	19,787	[1],[5]	22,341	[1],[5]
Transfer out of Level 3, Assets	(283,181)	[1],[5],[6]	(44,508)	[1],[5]
Level 3 Assets, ending balance	148,175		502,570
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,245)		(20,603)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	10,124		53,688
Total gains (losses) for the period included in earnings, Assets	108		(8,212)
Purchases, Assets			3
Sales, Assets			(22,845)
Settlements, Assets	(1,124)		(3,425)
Level 3 Assets, ending balance	9,108		19,209
Change in unrealized gains (losses) included in earnings for assets still held at period end	84		(2,691)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance			39,076
Total gains (losses) for the period included in earnings, Assets			(2,978)
Purchases, Assets			13,458
Sales, Assets			(34,146)
Settlements, Assets			(1,973)
Level 3 Assets, ending balance			13,437
Change in unrealized gains (losses) included in earnings for assets still held at period end			889
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	395,198		353,835
Total gains (losses) for the period included in earnings, Assets	(12,114)		(16,241)
Purchases, Assets	119,110		131,685
Sales, Assets	(62,576)		(46,003)
Settlements, Assets	(56,959)		(36,678)
Transfer out of Level 3, Assets	(21,107)	[1]	(2,411)	[1]
Level 3 Assets, ending balance	361,552		384,187
Change in unrealized gains (losses) included in earnings for assets still held at period end	(12,337)		(14,874)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total gains (losses) for the period included in earnings, Assets	(397)
Purchases, Assets	19,974
Level 3 Assets, ending balance	19,577
Change in unrealized gains (losses) included in earnings for assets still held at period end	(397)
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	19,709		20,891
Total gains (losses) for the period included in earnings, Assets	2,057		2,266
Purchases, Assets	3,824		221
Sales, Assets	(6,932)		(2,947)
Settlements, Assets			(175)
Transfer into Level 3, Assets	1	[1]	32	[1]
Level 3 Assets, ending balance	18,659		20,288
Change in unrealized gains (losses) included in earnings for assets still held at period end	649		672
Trading Account Assets, Trading Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	(27,458)		(36,851)
Total gains (losses) for the period included in earnings, Assets	14,152	[4]	8,887	[4]
Total gains (losses) for the period included in other comprehensive income, Assets	(1,323)		(1,182)
Purchases, Assets	503		92
Issues, Assets	(1,403)		(1,408)
Settlements, Assets	(16,250)		(8,880)
Transfer into Level 3, Assets	15,911	[1]	28,751	[1]
Transfer out of Level 3, Assets	(6,740)	[1]	(10,330)	[1]
Level 3 Assets, ending balance	(22,608)		(20,921)
Change in unrealized gains (losses) included in earnings for assets still held at period end	22,298	[4]	14,289	[4]
Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	(44,904)		(59,958)
Total gains (losses) for the period included in earnings, Assets	13,434		6,142
Total gains (losses) for the period included in other comprehensive income, Assets	31		(17)
Purchases, Assets	11
Issues, Assets	(29)		(14)
Settlements, Assets	(4,730)		(1,870)
Transfer into Level 3, Assets	2,948	[1]	2,875	[1]
Transfer out of Level 3, Assets	(50)	[1]	(684)	[1]
Level 3 Assets, ending balance	(33,289)		(53,526)
Change in unrealized gains (losses) included in earnings for assets still held at period end	6,246		(577)
Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	23,907		32,911
Total gains (losses) for the period included in earnings, Assets	467		88
Total gains (losses) for the period included in other comprehensive income, Assets	(1,351)		(1,177)
Purchases, Assets	100		86
Issues, Assets	(992)		(1,383)
Settlements, Assets	(11,354)		(6,657)
Transfer into Level 3, Assets	13,546	[1]	25,841	[1]
Transfer out of Level 3, Assets	(6,690)	[1]	(8,911)	[1]
Level 3 Assets, ending balance	17,633		40,798
Change in unrealized gains (losses) included in earnings for assets still held at period end	16,333		10,969
Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	(7,019)		(10,481)
Total gains (losses) for the period included in earnings, Assets	(401)		2,395
Total gains (losses) for the period included in other comprehensive income, Assets	(20)		1
Purchases, Assets	13
Issues, Assets	(3)		(5)
Settlements, Assets	(301)		(273)
Level 3 Assets, ending balance	(7,731)		(8,363)
Change in unrealized gains (losses) included in earnings for assets still held at period end	(923)		5,188
Trading Account Assets, Trading Derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	162		979
Total gains (losses) for the period included in earnings, Assets	38		46
Total gains (losses) for the period included in other comprehensive income, Assets	7
Purchases, Assets	379		6
Issues, Assets	(379)		(6)
Settlements, Assets	(85)		(128)
Transfer into Level 3, Assets	(583)	[1]	35	[1]
Transfer out of Level 3, Assets			(735)	[1]
Level 3 Assets, ending balance	(461)		197
Change in unrealized gains (losses) included in earnings for assets still held at period end	38		31
Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	396		(302)
Total gains (losses) for the period included in earnings, Assets	614		216
Total gains (losses) for the period included in other comprehensive income, Assets	10		11
Settlements, Assets	220		48
Level 3 Assets, ending balance	1,240		(27)
Change in unrealized gains (losses) included in earnings for assets still held at period end	604		(1,322)
Investment Securities, Securities Available For Sales [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	1,673,387		2,203,312
Total gains (losses) for the period included in earnings, Assets	510	[7]	1,624	[7]
Total gains (losses) for the period included in other comprehensive income, Assets	(2,163)		3,663
Purchases, Assets	114,994		185,684
Sales, Assets	(10,931)		(12,786)
Settlements, Assets	(175,974)		(358,150)
Transfer into Level 3, Assets	106,124	[1]	101,975	[1]
Transfer out of Level 3, Assets	(1,328,225)	[1]	(163,840)	[1]
Level 3 Assets, ending balance	377,722		1,961,482
Change in unrealized gains (losses) included in earnings for assets still held at period end	(4,531)	[7]	(7,546)	[7]
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance			1,054
Total gains (losses) for the period included in other comprehensive income, Assets			(1)
Settlements, Assets			(70)
Level 3 Assets, ending balance			983
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	130,720		130,409
Total gains (losses) for the period included in earnings, Assets			(294)
Total gains (losses) for the period included in other comprehensive income, Assets	(1,031)		2,346
Purchases, Assets	26,310		3,485
Sales, Assets	(31)		(106)
Settlements, Assets	(1,737)		(61)
Level 3 Assets, ending balance	154,231		135,779
Change in unrealized gains (losses) included in earnings for assets still held at period end			(212)
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	1,460,489		2,007,972
Total gains (losses) for the period included in earnings, Assets	(158)		1,795
Total gains (losses) for the period included in other comprehensive income, Assets	(1,472)		1,643
Purchases, Assets	11,370		140,342
Sales, Assets	(10,820)		(12,472)
Settlements, Assets	(130,962)		(340,299)
Transfer into Level 3, Assets	106,124	[1],[5]	101,975	[1],[5]
Transfer out of Level 3, Assets	(1,328,225)	[1],[5],[6]	(163,840)	[1],[5]
Level 3 Assets, ending balance	106,346		1,737,116
Change in unrealized gains (losses) included in earnings for assets still held at period end	(4,506)		(7,092)
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	22,351		23,783
Total gains (losses) for the period included in earnings, Assets	(15)		(10)
Total gains (losses) for the period included in other comprehensive income, Assets	58		43
Purchases, Assets	4,500		2,999
Sales, Assets			(206)
Settlements, Assets	(2,777)		(2,133)
Level 3 Assets, ending balance	24,117		24,476
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1)		(1)
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	3,802		8,147
Total gains (losses) for the period included in earnings, Assets	76		106
Total gains (losses) for the period included in other comprehensive income, Assets	99		311
Settlements, Assets	(2,481)		(2,980)
Level 3 Assets, ending balance	1,496		5,584
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	54,947		30,792
Total gains (losses) for the period included in earnings, Assets	652		65
Total gains (losses) for the period included in other comprehensive income, Assets	1,294		(686)
Purchases, Assets	7,673		38,858
Settlements, Assets	(38,017)		(12,607)
Level 3 Assets, ending balance	26,549		56,422
Change in unrealized gains (losses) included in earnings for assets still held at period end	21		(203)
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	964		960
Total gains (losses) for the period included in earnings, Assets	(43)		(38)
Total gains (losses) for the period included in other comprehensive income, Assets	(1,113)
Purchases, Assets	65,141
Level 3 Assets, ending balance	64,949		922
Change in unrealized gains (losses) included in earnings for assets still held at period end	(43)		(38)
Investment Securities, Securities Available For Sales [Member] | Marketable Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	114		195
Total gains (losses) for the period included in earnings, Assets	(2)
Total gains (losses) for the period included in other comprehensive income, Assets	2		7
Sales, Assets	(80)		(2)
Level 3 Assets, ending balance	34		200
Change in unrealized gains (losses) included in earnings for assets still held at period end	(2)
Investment Securities, Other Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	32,321		35,908
Total gains (losses) for the period included in earnings, Assets	(928)	[2]	(496)	[2]
Total gains (losses) for the period included in other comprehensive income, Assets	15		(16)
Purchases, Assets	193		844
Sales, Assets	(914)		(4,364)
Settlements, Assets			(12)
Transfer out of Level 3, Assets	(288)	[1]	(245)	[1]
Level 3 Assets, ending balance	30,399		31,619
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,196)	[2]	(684)	[2]
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	10,368		15,303
Total gains (losses) for the period included in earnings, Assets	(194)	[2]	342	[2]
Purchases, Assets			403
Sales, Assets	(211)		(38)
Settlements, Assets			(11)
Transfer out of Level 3, Assets			(288)	[1]
Level 3 Assets, ending balance	9,963		15,711
Change in unrealized gains (losses) included in earnings for assets still held at period end	¥ (194)	[2]	¥ (710)	[2]

[1]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
[2]	Included in Trading account profits-net.
[3]	Includes Trading securities under fair value option.
[4]	Included in Trading account profits-net and in Foreign exchange gains-net.
[5]	Transfer out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
[6]	Certain private placement bonds issued by non-public companies which are accounted for as trading securities amounted to ¥223,938 million and securities available for sale amounted to ¥1,209,272 million were transferred from Level 3 to Level 2 during the six months ended September 30, 2012. These transfers were due to change in estimate of the significance of the unobservable inputs used to measure fair value of the private placement bonds.
[7]	Included in Investment securities gains (losses)-net.